Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	$ (6,818)	$ 32,982	$ 18,283	$ 49,134	$ 164,562	$ 3,722	$ 2,408
Change in fair value of mortgage loans held for sale at fair value
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	(7,791)	35,939	18,489	52,125	171,236	13,029	2,008
Net servicing income
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	400
Mortgage loans held for sale at fair value
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	(7,791)	35,939	18,489	52,125	171,236	13,029	2,008
Mortgage loans held for sale at fair value | Change in fair value of mortgage loans held for sale at fair value
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	(7,791)	35,939	18,489	52,125	171,236	13,029	2,008
Mortgage servicing rights at fair value
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	973	(2,957)	(206)	(2,991)	(6,674)	(9,307)	400
Mortgage servicing rights at fair value | Net servicing income
Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value
Total gains (losses) from changes in estimated fair values included in earnings	$ 973	$ (2,957)	$ (206)	$ (2,991)	$ (6,674)	$ (9,307)	$ 400